Earnings Per Share	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share

Note 19 — Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2015	2014	2013
Numerator:
Numerator for basic and diluted earnings per share	$441,596	$422,122	$412,439

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	152,832	159,012	161,330
Effect of assumed conversion of 0.50% convertible notes	14	20	24
Effect of dilutive stock options granted	2,372	2,334	1,764

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	155,218	161,366	163,118

Basic earnings per share	$2.89	$2.65	$2.56

Diluted earnings per share	$2.85	$2.62	$2.53

The numerator for basic and diluted earnings per share excludes income attributable to participating restricted shares, and the denominator for basic and diluted earnings per share does not include shares attributable to participating restricted shares.

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal years ended September 30, 2015, 2014 and 2013, 724, 1,064 and 3,005 shares, respectively, on a weighted average basis, were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.